Unredeemed Capital Expenditure and Tax Loss Carry Forwards (Detail) (South African Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 2,609.7	$ 1,657.8
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	724.3	608.4
GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 1,885.4	$ 1,049.4